Invested Assets and Net Investment Income - Assets and Liabilities Carried at Fair Value on a Recurring Basis by Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	$ 398,455	$ 370,721
Liabilities	372,963	344,592
Notional amount	188,050	178,698
Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,605	14,438
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	45,828	43,181
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	59,433	57,619
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	362,505	334,913
Liabilities	154,636	136,033
Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	267	239
Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	2,065	2,077
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	5,846	5,028
Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	146,458	128,689
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	41,581	38,682
Liabilities	101	32
Level 1 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	7	4
Level 1 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	94	28
Level 1 | Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 1 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	302,270	276,336
Liabilities	8,077	7,312
Level 2 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	260	235
Level 2 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	1,971	2,049
Level 2 | Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	5,846	5,028
Level 2 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	18,654	19,895
Liabilities	146,458	128,689
Notional amount	18,654	19,895	$ 18,964
Level 3 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	146,458	128,689
Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,893	7,537
Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	16,080	15,655
Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	42,288	41,013
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	85,618	81,955
Retail | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,336	2,567
Office | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,364	2,633
Multi-family residential | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4,203	4,499
Industrial | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,793	3,683
Other | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	909	1,056
Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14,841	13,873
Cash, cash equivalents and short-term securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	14,841	13,873
Cash, cash equivalents and short-term securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,705	13,243
Cash, cash equivalents and short-term securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,136	630
Cash, cash equivalents and short-term securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,250	9,974
Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,534	1,971
Derivative investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,534	1,971
Derivative investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	171	28
Derivative investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,363	1,943
Derivative investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other financial invested assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	8,161	7,950
Other financial invested assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	813	859
Other financial invested assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	218	211
Other financial invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,130	6,880
Other financial invested assets (CLOs)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,213	5,356
Other financial invested assets (CLOs) | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,213	5,356
Other financial invested assets (CLOs) | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other financial invested assets (CLOs) | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,213	5,356
Other financial invested assets (CLOs) | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,432	9,290
Investment properties | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,432	9,290
Total invested assets measured at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	195,939	186,127
Total invested assets measured at fair value | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	24,256	21,429
Total invested assets measured at fair value | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	153,492	145,262
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	18,191	19,436
Investments for account of segregated fund holders | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	166,566	148,786
Investments for account of segregated fund holders | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	17,325	17,253
Investments for account of segregated fund holders | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	148,778	131,074
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	463	459
FVTPL | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	11,901	12,466
FVTPL | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	43,256	40,767
FVTPL | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	43,256	40,767
FVTPL | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	55,157	53,233
FVTPL | Level 1 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Level 1 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Level 2 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	42,680	38,491
FVTPL | Level 2 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	54,568	50,933
FVTPL | Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	576	2,276
FVTPL | Level 3 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	589	2,300
FVTPL | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,413	6,803
FVTPL | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,413	6,803
FVTPL | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,413	6,790
FVTPL | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	13
FVTPL | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,843	15,302
FVTPL | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,843	15,302
FVTPL | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	15,843	15,302
FVTPL | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,124	626
FVTPL | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	973	463
FVTPL | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	151	163
FVTPL | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,285	3,796
FVTPL | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,233	3,762
FVTPL | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	52	34
FVTPL | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	35,431	33,394
FVTPL | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	35,431	33,394
FVTPL | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	34,680	32,929
FVTPL | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	751	465
FVTPL | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,100	2,163
FVTPL | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,100	2,163
FVTPL | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4,464	3,539
FVTPL | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4,464	3,539
FVTPL | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	934	353
FVTPL | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	915	352
FVTPL | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	19	1
FVTPL | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,005	2,130
FVTPL | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,005	2,126
FVTPL | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	4
FVTPL | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	72,599	68,106
FVTPL | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	72,599	68,106
Notional amount	72,599	68,106
FVTPL | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	973	463
Notional amount	973	463
FVTPL | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	70,804	67,126
Notional amount	70,804	67,126
FVTPL | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	822	517
Notional amount	822	517
FVTPL | Retail | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,261	2,484
FVTPL | Retail | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Retail | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,256	2,472
FVTPL | Retail | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5	12
FVTPL | Office | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,326	2,614
FVTPL | Office | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Office | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,318	2,602
FVTPL | Office | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	8	12
FVTPL | Multi-family residential | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,864	2,887
FVTPL | Multi-family residential | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Multi-family residential | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,864	2,887
FVTPL | Multi-family residential | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Industrial | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,562	3,447
FVTPL | Industrial | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Industrial | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,562	3,447
FVTPL | Industrial | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	888	1,034
FVTPL | Other | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	888	1,034
FVTPL | Other | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,179	9,900
FVTPL | Equity securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	12,179	9,900
FVTPL | Equity securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	8,200	6,331
FVTPL | Equity securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,972	3,358
FVTPL | Equity securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7	211
FVTPL | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	55,157	53,233
FVTPL | Mortgages and loans | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	55,157	53,233
FVTPL | Mortgages and loans | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVTPL | Mortgages and loans | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	54,568	50,933
FVTPL | Mortgages and loans | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	589	2,300
FVTPL | Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	8,161	7,950
FVOCI | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	499	417
FVOCI | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,234	2,108
FVOCI | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,234	2,108
FVOCI | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,733	2,525
FVOCI | Level 1 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Level 1 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Level 2 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,212	2,095
FVOCI | Level 2 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,711	2,512
FVOCI | Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	22	13
FVOCI | Level 3 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	22	13
FVOCI | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	480	734
FVOCI | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	480	734
FVOCI | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	480	734
FVOCI | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	237	353
FVOCI | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	237	353
FVOCI | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	237	353
FVOCI | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	395	509
FVOCI | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	387	501
FVOCI | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	8	8
FVOCI | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	356	413
FVOCI | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7	4
FVOCI | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	335	397
FVOCI | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14	12
FVOCI | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,857	7,619
FVOCI | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,857	7,619
FVOCI | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,772	7,529
FVOCI | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	85	90
FVOCI | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,284	1,084
FVOCI | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,284	1,084
FVOCI | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,129	1,170
FVOCI | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,129	1,159
FVOCI | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	11
FVOCI | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,174	711
FVOCI | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,155	673
FVOCI | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	19	38
FVOCI | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,107	1,256
FVOCI | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,107	1,256
FVOCI | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,019	13,849
FVOCI | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,019	13,849
Notional amount	13,019	13,849
FVOCI | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	394	505
Notional amount	394	505
FVOCI | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	12,507	13,193
Notional amount	12,507	13,193
FVOCI | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	118	151
Notional amount	118	151
FVOCI | Retail | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	75	83
FVOCI | Retail | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Retail | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	75	83
FVOCI | Retail | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Office | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	38	19
FVOCI | Office | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Office | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	38	19
FVOCI | Office | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Multi-family residential | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	155	79
FVOCI | Multi-family residential | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Multi-family residential | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	155	79
FVOCI | Multi-family residential | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Industrial | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	231	236
FVOCI | Industrial | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Industrial | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	231	236
FVOCI | Industrial | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	71	74
FVOCI | Equity securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	71	74
FVOCI | Equity securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Equity securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Equity securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	71	74
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,733	2,525
FVOCI | Mortgages and loans | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,733	2,525
FVOCI | Mortgages and loans | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Mortgages and loans | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,711	2,512
FVOCI | Mortgages and loans | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	22	13
Debt securities | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	822	517	402
Debt securities | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	118	151	187
Equity securities | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7	211	113
Equity securities | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	71	74	68
Mortgages and loans | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	589	2,300	2,056
Mortgages and loans | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	22	13	0
Other financial invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,130	6,880	6,074
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	9,432	9,290	9,723
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	18,191	19,436	18,623
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	$ 463	$ 459	$ 341